UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Dryden Core Investment Fund

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	1/31/2008

Date of reporting period:	10/31/2007

Item 1.	Schedule of Investments

Dryden Core Investment Fund: Short-Term Bond Series

Schedule of Investments

as of October 31, 2007 (Unaudited)

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 89.8%
ASSET BACKED SECURITIES 49.0%
Ace Securities Corp. Home Equity Loan, Ser. 2002-HE1, Class M1(a)	Aa2	5.85%	06/25/32	$765	$738,708
Ace Securities Corp. Home Equity Loan, Ser. 2005-HE2, Class M2(a)	Aa2	5.32	04/25/35	2,000	1,840,000
Ace Securities Corp., Home Equity Loan, Ser. 2003-HE1, Class M2 (a)	A2	6.57	11/25/33	1,005	909,313
Ace Securities Corp., Home Equity Loan, Ser. 2004-FM1, Class M1 (a)	Aa2	5.77	09/25/33	1,371	1,322,072
Ace Securities Corp., Home Equity Loan, Ser. 2004-OP1, Class M1(a)	Aa2	5.39	04/25/34	4,837	4,715,597
Ace Securities Corp., Home Equity Loan, Ser. 2007-HE1, Class A2C (a)	Aaa	5.04	01/25/37	10,000	9,154,446
Ace Securities Corp., Home Equity Loan, Ser. 2007-HE4, Class A2C(a)	Aaa	5.17	05/25/37	7,000	6,417,856
Ace Securities Corp., Home Equity Loan, Ser. 2007-WM1, Class A2C (a)	Aaa	5.04	11/25/36	10,000	9,455,394
American Express Credit Account Master Trust, Ser. 2003-2, Class B(a)	Aa3	5.46	10/15/10	10,000	10,011,758
American Express Credit Account Master Trust, Ser. 2004-C, Class C, 144A(a)	Baa1	5.59	02/15/12	7,380	7,371,751
American Express Credit Account Master Trust, Ser. 2006-1, Class C, 144A(a)	Baa1	5.37	12/15/13	10,000	9,703,125
American Express Credit Account Master Trust, Ser. 2006-3, Class C, 144A(a)	Baa1	5.37	03/17/14	10,000	9,617,700
American Express Credit Account Master Trust, Ser. 2006-B, Class C, 144A(a)	Baa1	5.38	08/15/13	13,000	12,632,100
American Express Credit Account Master Trust, Ser. 2007-1, Class C, 144A(a)	Baa2	5.36	09/15/14	5,000	4,813,184
American Express Credit Account Master Trust, Ser. 2007-3, Class B(a)	A2	5.18	10/15/12	10,000	9,882,090
American Express Credit Account Master Trust, Ser. 2007-3, Class C, 144A(a)	Baa2	5.34	10/15/12	2,000	1,966,500
Americredit Automobile Receivables Trust, Ser. 2007-DF, Class A2B(a)	Aaa	5.67	01/6/11	19,000	19,002,700
Ameriquest Mortgage Securities, Inc., Ser. 2004-R6, Class A1(a)	Aaa	5.08	07/25/34	10,511	10,369,293
Ameriquest Mortgage Securities, Inc., Ser. 2003-1, Class M1 (a)(c)	Aa2	6.22	02/25/33	7,333	7,010,644
Ameriquest Mortgage Securities, Inc., Ser. 2003-1, Class M2 (a)(c)	A2	7.65	02/25/33	1,249	860,572
Ameriquest Mortgage Securities, Inc., Ser. 2003-11, Class M1 (a)	Aa2	5.56	01/25/34	1,600	1,520,215
Ameriquest Mortgage Securities, Inc., Ser. 2003-12, Class M1 (a)	Aa2	5.62	01/25/34	3,200	3,040,807
Ameriquest Mortgage Securities, Inc., Ser. 2003-2, Class M2 (a)(c)	A2	7.65	03/25/33	542	254,723
Ameriquest Mortgage Securities, Inc., Ser. 2003-8, Class M1(a)	Aa2	5.57	10/25/33	7,300	6,871,567

Amortizing Residential Collateral Trust, Home Equity Loan, Ser. 2002-BC5, Class M2 (a)	A2	6.07	07/25/32	373	327,522
Amortizing Residential Collateral Trust, Home Equity Loan, Ser. 2002-BC6, Class M1 (a)	Aa2	5.62	08/25/32	2,954	2,815,077
Amortizing Residential Collateral Trust, Home Equity Loan, Ser. 2002-BC9, Class M1(a)	Aa2	6.52	12/25/32	2,997	2,870,107
Asset Backed Funding Certificates, Ser. 2006-HE1, Class A2C(a)	Aaa	5.03	01/25/37	4,400	4,114,000
Asset Backed Funding Certificates, Ser. 2006-HE1, Class A2D(a)	Aaa	5.09	01/25/37	33,544	28,847,840
Asset Backed Funding Certificates, Ser. 2006-OPT1, Class A3D (a)	Aaa	5.11	09/25/36	6,000	5,160,000
Asset Backed Securities Corp., Home Equity Loan, Ser. 2005-HE6, Class M1(a)	Aa1	5.36	07/25/35	2,500	2,373,556
Asset Backed Securities Corp., Home Equity Loan, Ser. 2003-HE6, Class M2 (a)	A2	6.52	11/25/33	3,346	3,089,193
Asset Backed Securities Corp., Home Equity Loan, Ser. 2007-HE1, Class A4(a)	Aaa	5.01	12/25/36	11,000	10,285,000
Asset Backed Securities Corp., Home Equity, Ser. 2003-HE5, Class M2(a)	A2	6.99	09/15/33	2,009	1,818,372
Asset Backed Securities Corp., Home Equity, Ser. 2004-HE1, Class M2(a)	A2	6.74	01/15/34	2,321	2,119,407
BA Credit Card Trust, Ser. 2006, Class C4 (a)	Baa2	5.32	11/15/11	26,300	25,892,221
Bank One Issuance Trust, Ser. 2003, Class C4(a)	Baa2	6.12	02/15/11	10,000	10,020,224
Bank One Issuance Trust, Ser. 2004-C1, Class C1(a)	Baa2	5.59	11/15/11	5,000	4,963,322
Bear Stearns Asset Backed Securities Trust, Ser. 2007-FS1, Class 1A3(a)	Aaa	5.04	05/25/35	19,000	17,687,813
Bear Stearns Asset Backed Securities, Inc., Ser. 2004-FR3, Class M2 (a)	A2	6.04	09/25/34	1,437	1,300,164
Bear Stearns Asset Backed Securities, Inc., Ser. 2004-HE7, Class M1(a)	Aa2	5.47	08/25/34	3,629	3,375,457
Bear Stearns Asset Backed Securities, Inc., Ser. 2004-HE8, Class M2 (a)	A2	6.07	09/25/34	1,100	951,509
Capital Auto Receivables Asset Trust, Ser. 2007-3, Class A2B(a)	Aaa	5.34	11/16/09	14,000	14,003,216
Carrington Mortgage Loan Trust, Ser. 2005-NC4, Class A2(a)	Aaa	5.14	09/25/35	4,207	4,182,512
CDC Mortgage Capital Trust, Home Equity Loan, Ser. 2002-HE2, Class M2(a)(c)	A2	7.12	01/25/33	520	267,823
Centex Home Equity, Home Equity Loan, Ser. 2002-D, Class M1 (a)	Aa2	5.94	12/25/32	1,717	1,646,329
Centex Home Equity, Home Equity Loan, Ser. 2005-B, Class M1(a)	Aa1	5.27	03/25/35	3,000	2,832,830
Centex Home Equity, Ser. 2003-A, Class M2(a)	A2	6.60	03/25/33	655	482,068
Centex Home Equity, Ser. 2003-B, Class M1(a)	Aa2	5.57	06/25/33	1,659	1,582,895
Centex Home Equity, Ser. 2003-B, Class M2(a)	A2	6.57	06/25/33	945	807,144
Chase Credit Card Master Trust, Ser. 2003-6, Class C(a)	Baa1	5.89	02/15/11	18,000	17,965,615
Chase Funding Mortgage Loan, Ser. 2003-2, Class 2A2 (a)	Aaa	5.15	02/25/33	1,685	1,685,895

Chase Issuance Trust, Ser. 2006-C2, Class C(a)	Baa2	5.39	04/15/13	10,451	10,177,314
Chase Issuance Trust, Ser. 2006-C4, Class C4(a)	Baa2	5.38	01/15/14	35,000	33,810,622
Citibank Credit Card Issuance Trust, Ser. 2001-C1, Class C1(a)	Baa2	6.32	01/15/10	16,410	16,448,360
Citibank Credit Card Issuance Trust, Ser. 2002-C3, Class C3(a)	Baa2	6.83	12/15/09	4,000	4,009,600
Citibank Credit Card Issuance Trust, Ser. 2005-C6, Class C6 (a)	Baa2	5.42	11/15/12	14,000	13,678,715
Citibank Credit Card Issuance Trust, Ser. 2006-C1, Class C1 (a)	Baa2	5.40	02/20/15	19,100	18,254,605
Citibank Credit Card Issuance Trust, Ser. 2006-C4, Class C4(a)	Baa2	5.35	01/9/12	34,120	33,386,593
Citigroup Mortgage Loan Trust, Inc., Ser. 2006-HE2, Class A2B(a)	Aaa	4.97	08/25/36	4,000	3,879,803
Citigroup Mortgage Loan Trust, Inc., Ser. 2005-HE1, Class M1(a)	Aa1	5.30	05/25/35	3,322	3,107,109
Citigroup Mortgage Loan Trust, Inc., Ser. 2005-HE3, Class M1(a)	Aa1	5.33	09/25/35	2,000	1,860,000
CLI Funding, LLC, Ser. 2006-1A, Class A, 144A(a)	Aaa	5.22	08/18/21	17,667	17,458,737
Conseco Finance Corp., Ser. 2001-C, Class M1(a)	Aa3	5.79	08/15/33	936	864,805
Countrywide Asset-Backed Certificates, Home Equity Loan, Ser. 2002-3, Class M1 (a)	Aa2	6.00	03/25/32	692	639,075
Countrywide Asset-Backed Certificates, Home Equity Loan, Ser. 2003-3, Class M1 (a)	Aa2	5.57	08/25/33	2,375	2,200,625
Countrywide Asset-Backed Certificates, Home Equity Loan, Ser. 2005-13, Class MV2(a)	Aa2	5.33	04/25/36	9,900	8,955,329
Countrywide Asset-Backed Certificates, Home Equity Loan, Ser. 2006-S4, Class A1 (a)	Aaa	4.98	07/25/34	13,274	13,145,606
Countrywide Asset-Backed Certificates, Ser. 2003-5, Class MV1(a)	Aaa	5.47	01/25/34	292	291,549
Countrywide Asset-Backed Certificates, Ser. 2004-2, Class M1(a)	Aa2	5.37	05/25/34	3,500	3,278,180
Countrywide Asset-Backed Certificates, Ser. 2005-13, Class MV1(a)	Aa1	5.31	04/25/36	4,000	3,723,840
Countrywide Asset-Backed Certificates, Ser. 2005-2, Class M1(a)	Aa1	5.29	08/25/35	3,300	3,136,294
Countrywide Asset-Backed Certificates, Ser. 2006-13, Class 1AF1(a)	Aaa	4.99	01/25/37	5,021	4,999,469
Countrywide Asset-Backed Certificates, Ser. 2006-S7, Class A1(a)	Aaa	4.96	11/25/35	30,916	30,383,729
Countrywide Asset-Backed Certificates, Ser. 2006-S8, Class A1(a)	Aaa	4.96	04/25/36	25,360	24,983,242
Countrywide Asset-Backed Certificates, Ser. 2007-1, Class 2A4(a)	Aaa	5.10	07/25/37	12,400	10,664,000
Countrywide Asset-Backed Certificates, Ser. 2007-2, Class 2A4(a)	Aaa	5.09	08/25/37	10,000	8,600,000
Countrywide Asset-Backed Certificates, Ser. 2007-S1, Class A1A(a)	Aaa	4.98	11/25/36	15,312	15,002,362
Countrywide Home Equity Loan Trust, Ser. 2005-A, Class 2A(a)	Aaa	5.33	04/15/35	2,009	1,967,941

Countrywide Home Equity Loan Trust, Ser. 2005-B, Class 2A(a)	Aaa	5.27	05/15/35	1,990	1,941,645
Countrywide Home Equity Loan Trust, Ser. 2005-I, Class 2A(a)	Aaa	5.32	02/15/36	4,416	4,340,560
Countrywide Home Equity Loan Trust, Ser. 2006-B, Class 2A(a)	Aaa	5.26	05/15/36	6,446	6,257,192
Countrywide Home Equity Loan Trust, Ser. 2006-G, Class 2A (a)	Aaa	5.24	10/15/36	10,737	10,437,291
Countrywide Home Equity Loan Trust, Ser. 2006-H, Class 2A1A (a)	Aaa	5.24	11/15/36	25,278	23,577,312
Countrywide Home Equity Loan Trust, Ser. 2006-I, Class 2A(a)	Aaa	5.23	01/15/37	39,752	38,614,150
Credit-Based Asset Servicing & Securitization LLC, Ser. 2006-CB9, Class A4(a)	Aaa	5.10	11/25/36	6,000	5,160,000
CS First Boston Mortgage Securities Corp., Ser. 2001-HE17, Class A1(a)	Aaa	5.49	01/25/32	2,670	2,611,775
CS First Boston Mortgage Securities Corp., Ser. 2001-HE25, Class M1(a)	Aa2	6.47	03/25/32	1,248	1,168,667
Diamler Chrysler Auto Trust, Ser. 2006-D, Class A2	AAA(d)	5.19	08/8/09	8,566	8,566,118
Discover Card Master Trust I Credit Card, Ser. 2003-4, Class B1(a)	A2	5.42	05/15/11	2,515	2,509,539
Discover Card Master Trust I, Ser. 2004-1, Class B(a)	A2	5.27	04/16/10	6,000	6,001,061
Discover Card Master Trust I, Ser. 2006-3, Class B1 (a)	A2	5.23	03/15/14	9,816	9,650,833
Discover Card Master Trust I, Ser. 2007-3, Class B1(a)	A2	5.22	05/17/10	15,000	14,832,575
Equifirst Mortgage Loan Trust, Ser. 2003-1, Class M2(a)	A2	6.77	12/25/32	344	312,787
FBR Securitization Trust, Ser. 2005-5, Class M1(a)	Aa1	5.33	11/25/35	10,000	9,375,075
Fieldstone Mortgage Investment Corp., Ser. 2006-2, Class 2A2(a)	Aaa	5.04	07/25/36	15,210	13,949,354
First Franklin Mtg. Loan Asset Backed Cert., Home Equity Loan, Ser. 2005-FF2, Class M3(a)	Aa3	5.35	03/25/35	6,000	5,481,424
First Franklin Mtg. Loan Asset Backed Certificates, Home Equity Loan, Ser. 2005-FFH4, Class M4(a)	Aa3	5.52	12/25/35	3,500	2,640,273
First Franklin Mtg. Loan Asset Backed Certificates, Home Equity Loan, Ser. 2006-FF13, Class A2D (a)	Aaa	5.11	10/25/36	15,000	12,900,000
First Franklin Mtg. Loan Asset Backed Certificates, Home Equity Loan, Ser. 2006-FFH1, Class M2(a)	Aa2	5.27	01/25/36	2,000	1,524,480
First Franklin Mtg. Loan Asset Backed Certificates, Ser. 2006-FF18, Class A2C(a)	Aaa	5.03	12/25/37	20,500	18,843,840
First NLC Trust, Ser. 2005-2, Class M1(a)	Aa1	5.35	09/25/35	2,500	2,345,451
Flagstar Home Equity Loan Trust, Ser. 2006-2A, Class A, 144(a)	Aaa	5.03	06/25/19	30,182	27,991,692
Fremont Home Loan Trust, Ser. 2003-B, Class M1(a)	Aa1	5.57	12/25/33	1,500	1,489,391
Fremont Home Loan Trust, Ser. 2004-1, Class M6 (a)	A3	6.17	02/25/34	458	393,531

Fremont Home Loan Trust, Ser. 2004-2, Class M2 (a)	Aa2	5.49	07/25/34	2,400	2,323,440
Fremont Home Loan Trust, Ser. 2006-B, Class 2A3(a)	Aaa	5.03	08/25/36	34,600	32,350,999
Fremont Home Loan Trust, Ser. 2006-C, Class 2A2(a)	Aaa	5.02	10/25/36	25,000	23,375,000
GE Business Loan Trust, Ser. 2004-2A, Class A, 144A(a)	Aaa	5.31	12/15/32	11,319	11,161,192
GE Business Loan Trust, Ser. 2003-2, Class A, 144A(a)	Aaa	5.46	11/15/31	13,914	13,950,297
GE Business Loan Trust, Ser. 2006-2, Class A, 144A(a)	Aaa	5.27	11/15/34	14,361	14,313,443
GE Capital Credit Card Master Note Trust, Ser. 2005-3, Class B(a)	A1	5.39	06/15/13	4,000	3,973,838
GE Capital Credit Card Master Note Trust, Ser. 2006-1, Class B (a)	A2	5.20	09/15/12	9,000	8,923,325
GE Capital Credit Card Master Note Trust, Ser. 2006-1, Class C (a)	Baa2	5.33	09/15/12	11,500	11,330,124
GE Capital Credit Card Master Note Trust, Ser. 2007-1, Class C(a)	Baa2	5.36	03/15/13	21,000	20,538,357
GE Capital Credit Card Master Note Trust, Ser. 2007-2, Class B(a)	A2	5.27	03/15/15	25,000	24,805,510
GE Capital Credit Card Master Note Trust, Ser. 2007-2, Class C(a)	Baa2	5.45	03/15/15	13,680	13,166,784
GE Corporate Aircraft Financing, Ser. 2005-1, Class A3, 144A(a)	Aaa	5.13	08/26/19	12,500	12,435,375
GE Dealer Floorplan Master Note Trust, Ser. 2006-1, Class B(a)	A1	5.17	04/20/11	24,500	24,097,431
GE Dealer Floorplan Master Note Trust, Ser. 2006-2, Class B(a)	A1	5.24	04/20/13	5,000	4,874,437
GE Dealer Floorplan Master Note Trust, Ser. 2006-3, Class B (a)	A1	5.17	07/20/11	19,000	18,708,327
GE Seaco Finance, Ser. 2005-1A, Class A, 144A(a)	Aaa	5.30	11/17/20	11,317	11,260,083
GE-WMC Mortgage Securities LLC, Ser. 2006-1, Class A2B(a)	Aaa	5.02	08/25/36	3,600	3,366,000
GMAC Mortgage Corp. Loan Trust, Home Equity Loan, Ser. 2005-HE3, Class A2(a)	Aaa	5.02	02/25/36	7,775	7,701,800
GMAC Mortgage Corp. Loan Trust, Home Equity Loan, Ser. 2006-HE3, Class A1 (a)	Aaa	4.97	10/25/36	6,419	6,338,254
GMAC Mortgage Corp. Loan Trust, Home Equity Loan, Ser. 2006-HE4, Class A2 (a)	Aaa	5.01	12/25/36	15,000	14,444,655
GMAC Mortgage Corp. Loan Trust, Ser. 2001-HE2, Class 1A1(a)	Aaa	5.09	12/25/26	5,926	5,852,190
GSAMP Trust Home Equity Loan, Ser. 2003-FM1, Class M2 (a)	A2	7.77	03/20/33	304	274,843
GSAMP Trust Home Equity Loan, Ser. 2004-FM1, Class M2(a)	A2	6.27	11/25/33	1,026	928,485
GSAMP Trust Home Equity Loan, Ser. 2004-NC1, Class M1(a)	Aa2	5.42	03/25/34	1,777	1,718,271
GSAMP Trust Home Equity Loan, Ser. 2005-HE6, Class M2(a)	Aa2	5.32	11/25/35	4,500	4,112,552
GSAMP Trust Home Equity Loan, Ser. 2006-HE6, Class A3(a)	Aaa	5.02	08/25/36	20,148	18,508,920

GSAMP Trust Home Equity Loan, Ser. 2006-HE7, Class A2D (a)	Aaa	5.10	10/25/46	2,700	2,322,000
HFC Home Equity Loan Asset Backed Certificates, Ser. 2006-2, Class M2 (a)	Aa1	5.29	03/20/36	12,058	10,191,865
HFC Home Equity Loan Asset Backed Certificates, Ser. 2006-3, Class A4 (a)	Aaa	5.24	03/20/36	7,300	6,710,605
Home Equity Asset Trust, Home Equity Loan, Ser. 2002-3, Class M1 (a)	Aa2	6.22	02/25/33	2,223	1,977,749
Home Equity Asset Trust, Home Equity Loan, Ser. 2002-4, Class M1(a)	Aa2	6.37	03/25/33	2,051	1,975,446
Home Equity Asset Trust, Home Equity Loan, Ser. 2003-3, Class M1(a)	Aa1	6.16	08/25/33	4,566	4,508,301
Home Equity Asset Trust, Home Equtiy Loan, Ser. 2003-8, Class M1(a)	Aa2	5.59	04/25/34	1,257	1,187,638
Home Equity Asset Trust, Ser. 2005-3, Class M2(a)	Aa2	5.31	08/25/35	2,450	2,254,000
Home Equity Asset Trust, Ser. 2005-5, Class M1(a)	Aa1	5.35	11/25/35	2,625	2,462,348
Home Equity Asset Trust, Ser. 2005-8, Class M2(a)	Aa2	5.32	02/25/36	2,000	1,835,420
Household Affinity Credit Card Master Note Trust I, Ser. 2003-1, Class B(a)	A1	5.64	02/15/10	11,250	11,264,967
Household Credit Card Master Note Trust I, Ser. 2007-2, Class A(a)	Aaa	5.67	10/15/10	5,200	5,200,000
Household Credit Card Master Note Trust, Ser. 2006-1, Class B (a)	A2	5.23	06/15/12	18,000	17,856,401
Household Home Equity Loan Trust, Ser. 2006-4, Class A3V(a)	Aaa	5.15	03/20/36	15,000	14,025,000
HSBC Private Label Credit Card Master Note Trust, Ser. 2007-1, Class B(a)	A2	5.20	12/16/13	25,000	24,735,755
Hyundai Auto Receivables Trust, Ser. 2007-A, Class A2B(a)	Aaa	5.44	01/15/10	7,000	7,001,686
Irwin Home Equity, Ser. 2006-2, Class 2A1, 144A (a)	Aaa	4.97	02/25/36	7,216	7,127,239
IXIS Real Estate Capital Trust, Home Equity Loan, Ser. 2006-HE1, Class A4(a)	Aaa	5.17	03/25/36	3,000	2,730,000
JP Morgan Mortgage Acquisition Corp., Ser. 2006-CH2, Class AV4(a)	Aaa	5.01	10/25/36	7,000	6,395,649
JP Morgan Mortgage Acquisition Corp., Ser. 2006-CW2, Class AV5 (a)	Aaa	5.11	08/25/36	7,447	6,404,420
JP Morgan Mortgage Acquisition Corp., Ser. 2006-WMC3, Class A5 (a)	Aaa	5.11	08/25/36	2,900	2,494,000
Long Beach Mortgage Loan Trust, Ser. 2003-3, Class M1 (a)	Aa2	5.62	07/25/33	2,283	2,221,626
Long Beach Mortgage Loan Trust, Ser. 2003-4, Class M1(a)	Aa2	5.55	08/25/33	4,700	4,511,482
Long Beach Mortgage Loan Trust, Ser. 2004-2, Class M1 (a)	Aa2	5.40	06/25/34	2,350	2,226,782
Long Beach Mortgage Loan Trust, Ser. 2005-02, Class M2(a)	Aa2	5.33	04/25/35	1,100	1,012,000
Long Beach Mortgage Loan Trust, Ser. 2005-WL1, Class M2(a)	Aa2	5.42	06/25/35	10,000	9,000,000
Marlin Leasing Receivables LLC, Equipment, Ser. 2004-1A, Class A4, 144A(a)	Aaa	5.39	05/15/11	1,368	1,368,562

Master Asset Backed Securities Trust, Home Equity Loan, Ser. 2006-HE3, Class A3 (a)	Aaa	5.02	08/25/36	14,375	13,571,760
MBNA Credit Card Master Note Trust, Credit Card Loan, Ser. 2005-C3, Class C3(a)	Baa2	5.36	03/15/11	30,000	29,733,114
MBNA Credit Card Master Note Trust, Ser. 2006-C2, Class C2(a)	Baa2	5.39	08/15/13	21,800	21,203,783
MBNA Credit Card Master Note Trust, Ser. 2006-C3, Class C3(a)	Baa2	5.38	10/15/13	7,455	7,239,427
Merrill Lynch Mortgage Investors Inc., Ser. 2003-WMC2, Class M2(a)(c)	A2	7.72	02/25/34	1,026	935,454
Morgan Stanley ABS Capital I, Home Equity Loan, Ser. 2004-HE7, Class M1 (a)	Aa1	5.47	08/25/34	3,607	3,543,233
Morgan Stanley ABS Capital I, Ser. 2002-NC6, Class M1(a)	Aa2	6.37	11/25/32	2,196	2,072,860
Morgan Stanley ABS Capital I, Ser. 2003-HE1, Class M-1(a)	Aa2	5.67	05/25/33	1,780	1,733,908
Morgan Stanley ABS Capital I, Ser. 2003-HE1, Class M2(a)	A2	6.77	05/25/33	2,845	2,574,732
Morgan Stanley ABS Capital I, Ser. 2003-NC10, Class M1(a)	Aa2	5.55	10/25/33	1,051	1,041,498
Morgan Stanley ABS Capital I, Ser. 2003-NC5, Class M3(a)	A3	8.32	04/25/33	389	339,967
Morgan Stanley ABS Capital I, Ser. 2003-NC6, Class M2 (a)	Aa3	7.80	06/25/33	3,886	3,516,625
Morgan Stanley ABS Capital I, Ser. 2003-NC8, Class M1 (a)	Aa2	5.57	09/25/33	4,600	4,435,667
Morgan Stanley ABS Capital I, Ser. 2003-NC8, Class M2 (a)	A2	6.62	09/25/33	913	838,368
Morgan Stanley ABS Capital I, Ser. 2005-WMC1,Class M1(a)	Aa1	5.34	01/25/35	3,843	3,685,849
Morgan Stanley ABS Capital I, Ser. 2007-HE2, Class A2C(a)	Aaa	5.00	01/25/37	15,060	13,871,118
Morgan Stanley ABS Capital I, Ser. 2007-HE2, Class A2D(a)	Aaa	5.08	01/25/37	15,960	13,725,600
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2002-AM3, Class M2(a)	A2	7.87	02/25/33	867	741,594
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2002-HE1, Class M2(a)	A2	6.82	07/25/32	354	252,300
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2002-NC5, Class M1(a)	Aa2	6.28	10/25/32	2,187	1,982,743
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2002-NC5, Class M2(a)	A2	7.27	10/25/32	459	382,400
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2003-NC3, Class M1(a)	Aa1	6.22	03/25/33	2,290	2,242,955
Morgan Stanley Dean Witter Capital I, Ser. 2002-AM2, Class M1(a)	Aa2	6.00	05/25/32	2,680	2,658,291
Morgan Stanley Dean Witter Capital I, Ser. 2003-NC3, Class M3(a)	A3	8.51	03/25/33	621	496,022

Morgan Stanley Home Equity Loan, Ser. 2005-2, Class M1(a)	Aa1	5.28	05/25/35	4,366	4,028,066
Morgan Stanley Home Equity Loan, Ser. 2007-1, Class A4(a)	Aaa	5.09	12/25/36	18,770	16,142,200
National City Credit Card Master Trust, Credit Card, Ser. 2006-1, Class C(a)	Baa2	5.37	03/15/13	5,000	4,864,730
National City Credit Card Master Trust, Ser. 2007-1, Class C (a)	Baa2	5.39	03/17/14	17,625	16,956,223
National Collegiate Student Loan Trust, Ser. 2006-1, Class A2(a)	Aaa	5.01	08/25/23	5,000	4,975,000
New Century Home Equity Loan Trust , Ser. 2004-4, Class M1(a)	Aa1	5.38	02/25/35	20,836	20,036,380
New Century Home Equity Loan Trust, Ser. 2003-6, Class M1(a)	Aa2	5.59	01/25/34	18,038	16,814,505
New Century Home Equity Loan Trust, Ser. 2004-1, Class M1(a)	Aa2	5.46	05/25/34	8,956	8,494,566
Nomura Home Equity Loan, Inc., Ser. 2007-2, Class 2A3(a)	Aaa	5.06	01/25/37	19,000	17,345,928
Option One Mortgage Loan Trust, Home Equity Loan, Ser. 2002-6, Class M1 (a)	Aaa	6.00	11/25/32	519	505,834
Option One Mortgage Loan Trust, Home Equity Loan, Ser. 2005-5, Class M2(a)	Aa2	5.29	12/25/35	8,000	7,097,353
Option One Mortgage Loan Trust, Home Equity Loan, Ser. 2005-5, Class M3(a)	Aa3	5.31	12/25/35	2,000	1,760,000
Origen Manufactured Housing, Ser. 2006-A, Class A1 (a)	Aaa	5.24	11/15/18	15,002	14,999,488
Origen Manufactured Housing, Ser. 2007-A, Class A1(a)	Aaa	5.28	04/15/37	13,633	13,596,099
Ownit Mortgage Trust Asset-Backed Certificates, Ser. 2006-OT1, Class A2, 144A(a)	Aaa	5.11	10/25/37	15,800	14,299,000
Popular ABS Mortgage Pass-Through Trust, Ser. 2006-E, Class A1(a)	Aaa	4.96	01/25/37	6,918	6,836,405
Popular ABS Mortgage Pass-Through Trust, Home Equity Loan, Ser. 2005-B, Class M1(a)	Aa1	5.35	08/25/35	4,552	4,142,965
Popular ABS Mortgage Pass-Through Trust, Home Equity Loan, Ser. 2006-B, Class A3(a)	Aaa	5.15	05/25/36	3,000	2,751,745
Quest Trust, Home Equity Loan, Ser. 2006-X1, Class A2, 144A(a)	Aaa	5.06	03/25/36	10,000	9,689,581
Quest Trust, Home Equity Loan, Ser. 2006-X2, Class A2, 144A(a)	Aaa	5.16	08/25/36	6,000	4,500,000
Renaissance Home Equity Loan Trust, Home Equity Loan, Ser. 2004-1, Class M2 (a)	A2	6.12	05/25/34	815	703,972
Renaissance Home Equity Loan Trust, Ser. 2002-2, Class M1(a)	Aa2	5.67	08/25/32	1,100	770,000
Renaissance Home Equity Loan Trust, Ser. 2003-1, Class A(a)	Aaa	5.30	06/25/33	860	844,294
Residential Asset Mortgage Products, Inc., Home Equity Loan, Ser. 2006-RZ4, Class A3 (a)	Aaa	5.14	10/25/36	5,500	4,730,000
Residential Asset Mortgage Products, Inc., Ser. 2006-RZ2, Class M1(a)	Aa1	5.20	05/25/36	2,500	1,940,685

Residential Asset Securities Corp., Home Equity Loan, Ser. 2005-EMX5, Class A3(a)	Aaa	5.20	12/25/35	4,200	3,875,167
Residential Asset Securities Corp., Ser. 2006-KS7, Class A2(a)	Aaa	4.97	09/25/36	5,000	4,885,843
Residential Asset Securities Corp., Ser. 2006-KS9, Class AI3(a)	Aaa	5.03	11/25/36	10,000	9,240,906
Residential Asset Securities Corp., Ser. 2007-KS1, Class A3(a)	Aaa	5.02	01/25/37	12,000	11,220,000
Residential Asset Securities Corp., Ser. 2007-KS1, Class A4(a)	Aaa	5.09	01/25/37	7,316	6,291,760
Residential Asset Securities Corp., Ser. 2007-KS2, Class AI4(a)	Aaa	5.09	02/25/37	7,500	6,450,000
Residential Asset Securities Corp., Ser. 2007-KS4, Class AI3(a)	Aaa	5.14	05/25/37	12,000	11,220,000
Residential Funding Mortgage Securities, Home Equity Loan, Ser. 2005-HS2, Class AII(a)	Aaa	5.05	12/25/35	3,755	3,650,068
Residential Funding Mortgage Securities, Home Equity Loan, Ser. 2006-HSA, Class A(a)	Aaa	5.01	07/25/36	8,766	8,503,970
Saxon Asset Securities Trust, Ser. 2001-2, Class M1 (a)	Aa2	5.67	03/25/31	1,210	1,077,569
Saxon Asset Securities Trust, Ser. 2001-3, Class M1 (a)	Aa2	6.04	07/25/31	985	777,027
Saxon Asset Securities Trust, Ser. 2003-3, Class M2 (a)	A2	6.47	12/25/33	342	315,322
Saxon Asset Securities Trust, Ser. 2004-1, Class M1 (a)	Aa2	5.67	03/25/35	2,000	1,938,298
Saxon Asset Securities Trust, Ser. 2006-3, Class A4 (a)	Aaa	5.11	11/25/36	12,000	10,320,000
Securitized Asset Backed Receivables LLC Trust, Ser. 2004-OP1, Class M2 (a)	A2	5.97	02/25/34	1,505	1,368,732
Securitized Asset Backed Receivables LLC Trust, Ser. 2006-FR3, Class A3(a)	Aaa	5.12	05/25/36	5,000	4,300,000
Securitized Asset Investment Loan Trust, Ser. 2004-4, Class A4 (a)	AAA(d)	5.27	04/25/34	3,782	3,782,157
SLM Student Loan Trust, Ser. 2007-6, Class A1(a)	Aaa	5.32	04/27/15	8,000	8,000,000
Specialty Underwriting & Residential Finance, Ser. 2003-BC3, Class M1(a)	Aaa	5.52	08/25/34	700	673,458
Specialty Underwriting & Residential Finance, Ser. 2006-BC1, Class A2C(a)	Aaa	5.07	12/25/36	2,196	2,110,936
Structured Asset Securities Corp., Home Equity Loan, Ser. 2005-WF4, Class M2(a)	Aa2	5.30	11/25/35	3,500	3,150,000
Structured Asset Securities Corp., Home Equity Loan, Ser. 2006-0W1, Class A3, 144A(a)	AAA(d)	5.03	12/25/35	4,000	3,888,380
Structured Asset Securities Corp., Home Equity Loan, Ser. 2006-0W1, Class A4, 144A(a)	AAA(d)	5.07	12/25/35	1,600	1,522,355
Tal Advantage, LLC, Ser. 2006-1, Class A	Aaa	5.19	04/20/21	8,500	8,246,862
Terwin Mortgage Trust, Ser. 2006-12SL1, Class A1(a)	Aaa	4.99	11/25/37	33,792	32,863,099
Terwin Mortgage Trust, Ser. 2007-1SL, Class A1, 144A(a)	Aaa	4.98	01/25/38	6,358	6,183,561

Terwin Mortgage Trust, Ser. 2007-1SL, Class A2, 144A(a)	Aaa	5.11	01/25/38	14,730	13,330,650
Wachovia Auto Loan Owner Trust, Ser. 2006-2A, Class A2, 144A	Aaa	5.35	05/20/10	7,056	7,058,563
Wachovia Auto Loan Owner Trust, Ser. 2007-1, Class A2	Aaa	5.36	07/20/10	6,000	6,012,454
Wells Fargo Home Equity Trust, Ser. 2006-2, Class A2(a)	Aaa	4.97	07/25/36	12,000	11,729,140
Wells Fargo Home Equity Trust, Ser. 2006-3, Class A3(a)	Aaa	5.08	01/25/37	5,730	4,927,800
World Omni Auto Receivables Trust, Ser. 2007-B, Class A2B(a)	Aaa	5.41	02/16/10	5,000	5,001,233

					1,856,167,216

COMMERCIAL MORTGAGE BACKED SECURITIES 12.6%
Banc of America Commercial Mortgage, Inc., Ser. 2007-2, Class A2FL, 144A(a)	AAA(d)	5.27	04/10/49	50,000	48,923,980
Banc of America Commercial Mortgage, Inc., Ser. 2007-3, Class A2FL, 144A(a)	Aaa	5.29	06/10/49	30,000	29,385,513
Bank of America Large Loan, Ser. 2005-MIB1, Class A1, 144A(a)	Aaa	5.24	03/15/22	1,455	1,449,487
Bank of America Large Loan, Ser. 2006-BIX1, Class A1, 144A(a)	Aaa	5.16	10/15/19	2,545	2,545,192
Bear Stearns Commerical Mortgage Securities, Ser. 2006-BBA7, Class A1, 144A(a)	Aaa	5.20	03/15/19	6,089	6,051,769
Commercial Mortgage Pass Through Cert., Ser. 2006-CN2A, Class A2FL, 144A(a)	AAA(d)	5.35	02/5/19	3,000	3,002,899
GS Mortgage Securities Corp, Ser. 2007-EOP, Class A1, 144A(a)	Aaa	5.21	03/6/20	11,193	11,094,849
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A2FL(a)	Aaa	5.23	06/15/49	50,000	48,888,375
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP9, Class A2SF(a)	Aaa	5.21	05/15/47	50,000	48,948,929
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LDPX, Class A2SF(a)	Aaa	5.22	01/15/49	50,000	48,934,835
Merrill Lynch Floating Trust, Ser. 2006-1, Class A1, 144A(a)	Aaa	5.16	06/15/22	21,187	21,070,829
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-06, Class A2FL(a)	Aaa	5.25	03/12/51	50,000	48,820,313
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-5, Class A2FL, 144A(a)	Aaa	5.21	08/12/48	35,000	34,130,469
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-7, Class A2FL, 144A(a)	Aaa	5.25	06/12/37	25,000	24,428,118
Merrill Lynch/Courtrywide Commercial Mortgage Trust, Ser. 2006-4, Class A2FL(a)	Aaa	5.23	12/12/49	25,000	24,486,358
Morgan Stanley Capital I, Ser. 2007-IQ14, Class. A2FL(a)	Aaa	5.25	04/15/49	50,000	48,936,389
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-WHL7, Class A1, 144A(a)	Aaa	5.18	09/15/21	25,478	25,395,204

					476,493,508

CORPORATE BONDS 27.9%
Automobiles 0.8%
Daimlerchrysler NA Holding Corp., M.T.N.(a)	A3	6.05	03/13/09	30,000	29,967,630

Banking 2.9%
Anglo Irish Bank, 144A(a)	A1	5.16	09/5/08	20,000	19,938,814
BBVA US Senior SA Unipersonal, 144A(a)	Aa1	5.28	04/17/09	10,000	9,983,190
Citigroup, Inc., Notes (a)	Aa2	5.82	03/16/12	25,000	24,804,500
Citigroup, Inc., Notes(a)	Aa2	5.86	06/9/09	2,070	2,071,453
Credit Suisse USA, Inc.(a)	Aa1	5.59	11/20/09	25,000	24,899,100
HBOS Treasury Services PLC, M.T.N. 144A(a)	Aa1	5.25	07/17/09	15,000	14,978,175
J.P. Morgan Chase & Co., M.T.N.(a)	Aa2	5.36	12/21/11	10,000	9,915,360
J.P. Morgan Chase & Co., Notes, M.T.N.(a)	Aa2	5.72	06/2/09	4,000	4,003,272

					110,593,864

Brokerage 3.9%
Bear Stearns & Co., Inc.(a)	A1	5.19	01/31/11	20,000	19,378,260
Goldman Sachs Group, Inc.(a)	Aa3	5.54	02/6/12	10,000	9,823,920
Goldman Sachs Group, Inc., M.T.N.(a)	Aa3	5.60	03/28/08	5,000	5,004,665
Lehman Brothers Holdings, Inc., M.T.N.(a)	A1	5.65	05/25/10	50,000	49,229,850
Merrill Lynch & Co., Inc., M.T.N.(a)	A1	5.90	06/5/12	40,000	38,712,920
Morgan Stanley, M.T.N.(a)	Aa3	5.33	01/15/10	25,000	24,755,250

					146,904,865

Building Materials & Construction 0.3%
Martin Marietta Materials, Inc., Sr. Unsub.(a)	Baa1	5.13	04/30/10	10,940	10,816,345

Cable 0.4%
Comcast Corp.(a)	Baa2	5.54	07/14/09	15,000	14,939,880

Capital Goods 3.5%
Caterpillar Financial Services Corp., Notes, M.T.N.(a)	A2	5.79	03/10/09	5,000	4,987,230
Eaton Corp.(a)	A2	5.46	08/10/09	35,000	35,002,100
ERAC USA Finance Co., Notes, 144A(a)	Baa1	5.23	04/30/09	21,490	21,378,188
John Deere Capital Corp., M.T.N.(a)	A2	5.66	09/1/09	35,000	35,054,285
John Deere Capital Corp., M.T.N. (a)	A2	5.85	06/10/08	4,350	4,358,061
Snap-On, Inc.(a)	A3	5.38	01/12/10	25,000	24,926,900
United Technologies Corp.(a)	A2	5.69	06/1/09	5,000	5,000,495

					130,707,259

Electric 1.1%
Dominion Resources, Inc.(a)	Baa2	5.76	11/14/08	20,000	19,950,300
Ohio Power Co.(a)	A3	5.42	04/5/10	22,950	22,738,791

					42,689,091

Energy – Integrated 0.2%
ConocoPhilips AU Funding Co., Gtd. Notes(a)	A1	5.34	04/9/09	7,600	7,580,111

Energy - Other 1.2%
BJ Services Co.(a)	Baa1	5.75	06/1/08	46,078	46,121,267

Foods 1.3%
General Mills, Inc.(a)	Baa1	5.31	01/22/10	30,000	29,782,980
Kraft Foods, Inc., Sr. Unsub. (a)	Baa2	6.00	08/11/10	10,000	10,009,600
SABMiller PLC, 144A(a)	Baa1	5.53	07/1/09	10,000	10,038,900

					49,831,480

Health Care & Pharmaceutical 1.2%
AstraZeneca PLC, Sr. Unsub. (a)	A1	6.00	09/11/09	25,000	25,066,100
Cardinal Health, Inc., 144A(a)	Baa2	5.50	10/2/09	20,000	20,035,520

					45,101,620

Insurance 2.0%
Lincoln National Corp., Sr. Unsec’d. Notes(a)	A3	5.78	03/12/10	35,000	34,704,775
Unitedhealth Group, Inc., 144A(a)	A3	5.42	06/21/10	40,000	40,043,320

					74,748,095

Media & Entertainment 1.3%
Time Warner, Inc.(a)	Baa2	5.73	11/13/09	30,000	29,825,130
Walt Disney Co., M.T.N.(a)	A2	5.82	09/10/09	20,000	19,934,040

					49,759,170

Non-Captive Finance 4.1%
American Express Credit Corp., M.T.N.(a)	Aa3	5.08	05/19/09	8,000	7,972,008
Capital One Financial Corp., M.T.N. (a)	A3	6.00	09/10/09	25,000	24,620,325
CIT Group, Inc., M.T.N.(a)	A2	5.64	08/17/09	29,600	28,436,986
CIT Group, Inc., Notes(a)	A2	5.75	12/19/08	5,000	4,879,140
Countrywide Financial, Corp., M.T.N.(a)	Baa3	5.80	05/7/12	35,000	29,342,425
General Electric Capital Corp., M.T.N.(a)	Aaa	5.51	02/2/09	8,300	8,294,721
General Electric Capital Corp., M.T.N.(a)	Aaa	5.12	01/26/11	22,500	22,340,678
HSBC Finance Corp., Notes(a)	Aa3	5.81	11/16/09	10,370	10,337,241
HSBC Finance Corp., Notes, M.T.N.(a)	Aa3	5.81	12/5/08	3,000	2,995,989
International Lease Finance Corp., M.T.N.(a)	A1	5.64	01/15/10	17,000	16,993,557

					156,213,070

Pipelines & Other 0.8%
Rockies Express Pipeline LLC, Gtd., 144A(a)	Baa2	6.44	08/20/09	30,000	29,996,070

Retailers 1.3%
CVS Caremark Corp.(a)	Baa2	5.92	06/1/10	50,000	49,614,400

Technology 0.7%
Cisco Systems Inc., Notes (a)	A1	5.58	02/20/09	6,000	5,989,860
Hewlett-Packard Co.(a)	A2	5.75	06/15/10	17,200	17,121,258
Hewlett-Packard Co.(a)	A2	5.73	03/1/12	5,000	4,956,320

					28,067,438

Telecommunications 0.9%
AT&T, Inc.(a)	A2	5.46	02/5/10	35,000	34,781,145

Total corporate bonds					1,058,432,800

U.S. GOVERNMENT AGENCY OBLIGATIONS 0.3%
Federal National Mortgage Association, Ser. 2006-5, Class 3A1(a)	AAA(d)	4.93	11/25/24	1,732	1,730,503
Federal National Mortgage Association, Ser. 2006-5, Class 2A1(a)	AAA(d)	4.66	11/25/28	9,558	9,602,603

					11,333,106

Total long-term investments (cost $3,517,216,158)					3,402,426,630

SHORT-TERM INVESTMENTS 10.0%
CERTIFICATES OF DEPOSIT 0.4%
Bank 0.4%
National Bank Canada NY(a)	P-1	5.01	11/19/07	16,000	16,000,199

COMMERCIAL PAPER 8.2% (b)
Alcoa, Inc.	P-1	5.90	11/19/07	25,000	24,925,403
Autoliv ASP, Inc., 144A	P-2	5.08	11/1/07	17,000	16,997,601
Avery Dennison Corp.	P-2	5.25	12/17/07	7,500	7,448,594
Avery Dennison Corp., 144A	P-2	5.20	01/31/08	7,500	7,403,925
Burlington North, 144A	P-2	5.85	11/20/07	10,000	9,969,672
Cadbury Schweppes Finance PLC, 144A	P-2	6.35	11/19/07	26,344	26,263,341
Devon Energy Corp., 144A	P-2	6.00	11/26/07	32,500	32,376,710
Diageo Capital PLC, 144A	P-2	5.41	01/31/08	30,000	29,615,700
Dow Chemical Co.	P-2	5.32	01/18/08	25,000	24,734,250
Duke Energy Corp., 144A	P-2	5.15	01/23/08	9,600	9,488,256
Enbridge Energy Partners	P-2	5.10	11/1/07	20,000	19,997,167
Fortune Brands, Inc.	P-2	6.00	11/7/07	10,900	10,887,717
General Mills, Inc.	P-2	5.10	01/30/08	10,000	9,873,400
Ingersoll Rand Co. Ltd.	P-2	5.20	12/7/07	5,000	4,973,278
ITT Industries, Inc., 144A	P-2	6.10	11/27/07	10,000	9,960,518
ITT Industries, Inc., 144A	P-2	5.15	01/30/08	5,000	4,936,700
Kellog Co., 144A	P-2	6.00	11/13/07	7,410	7,394,082
Kellog Co., 144A	P-2	5.64	11/29/07	6,600	6,571,666
Kellog Co., 144A	P-2	5.80	12/14/07	10,000	9,933,783
Nissan Motor Acceptance Corp., 144A	P-2	5.06	12/3/07	8,000	7,962,894
Rockies Express Pipeline, 144A	P-2	5.35	12/20/07	21,000	20,844,910
Textron Financial Corp.	P-2	5.10	11/1/07	7,920	7,918,878

					310,478,445

LOAN PARTICIPATIONS 1.4%
Developers Diversified Realty Corp.(c)	Baa2	5.37	11/13/07	11,424	11,424,000
Duke Realty Corp.(c)	Baa1	5.17	11/21/07	10,000	10,000,000
Liberty Property Trust(c)	Baa2	5.35	11/19/07	11,500	11,500,000
UDR, Inc.(c)	Baa2	5.37	11/9/07	20,000	20,000,000

					52,924,000

Total short-term investments (cost $379,338,070)					379,402,644

Total Investments 99.8% (cost $3,896,554,228)(e)(f)	3,781,829,274

Other assets in excess of liabilities 0.2%	8,384,228

Total Net Assets 100.0%	$3,790,213,502

The following abbreviations are used in the portfolio descriptions:

LLC— Limited Liability Company.

M.T.N.— Medium Term Note.

144A— Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

*	The Fund’s current prospectus contains a description of Moody’s and Standard & Poor’s ratings
(a)	Floating rate bond. The coupon is indexed to a floating interest rate. The rate shown is the rate at period end.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Indicates a security that has been deemed illiquid.
(d)	Standard & Poor’s Rating.
(e)	The cost basis for federal income tax purposes is substantially the same as that used for financial statement purposes.
(f)	As of October 31, 2007, 14 securities representing $32,198,534 and 0.85% of the net assets were fair valued in accordance with policies adopted by the Board of Trustees.

Dryden Core Investment Fund/Taxable Money Market Series

Schedule of Investments

as of October 31, 2007 (Unaudited)

Principal Amount(000)	Description	Value
Certificates of Deposit 13.7%
	American Express Centurion Bank
$178,000	5.061%, 12/13/07(a)	$177,998,976
	Bank of Scotland PLC
225,000	5.364%, 10/6/08(a)	225,000,000
100,000	5.334%, 11/14/08(a)	100,000,000
	Barclays Bank PLC
255,000	5.32%, 11/26/07	255,000,000
250,000	5.619%, 12/5/07(a)	249,995,161
200,000	5.14%, 2/22/08	200,000,000
	Branch Banking and Trust Co.
250,000	5.315%, 11/26/07	250,000,000
115,000	5.315%, 11/26/07	115,000,000
	Citibank N.A.
150,000	4.83%, 1/24/08	150,000,000
105,000	4.81%, 1/25/08	105,000,000
	Fortis Bank NY
88,500	5.06%, 12/12/07(a)	88,498,024
	Royal Bank of Scotland PLC
25,000	5.255%, 11/1/07	25,000,000
	State Street Corp.
200,000	5.10%, 12/18/07	200,000,000
	Swedbank AB
40,000	4.84%, 1/30/08	40,000,000
	Unicredito Italiano
100,000	5.01%, 2/1/08	100,000,000
150,000	4.89%, 2/4/08	150,000,000
90,000	5.14%, 2/19/08	90,000,000
300,000	5.19%, 2/19/08	299,999,999
	Wells Fargo Bank N.A.
295,000	4.75%, 11/23/07	294,999,905

		3,116,492,065

Commercial Paper 42.7%
	Allianz Finance Corp., 144A
175,000	5.10%, 12/14/07(b)	173,933,958
	Amsterdam Funding Corp.
93,155	4.85%, 11/14/07(b)	92,991,849
336,500	4.87%, 11/20/07(b), 144A	335,635,103
	Bank of America Corp.
225,000	5.232%, 11/7/07(b)	224,806,500
25,000	5.47%, 12/7/07(b)	24,863,250
435,000	5.546%, 12/14/07(b)	432,157,880
32,670	4.999%, 1/15/08(b)	32,329,688
200,000	4.985%, 2/8/08(b)	197,258,250
100,000	4.985%, 2/15/08(b)	98,532,194
	Barton Capital Corp., 144A
50,000	5.17%, 11/2/07(b)	49,992,819
55,000	4.85%, 11/7/07(b)	54,955,542

140,000	4.87%, 11/15/07(b)	139,731,744
40,583	5.10%, 11/16/07(b)	40,496,761
327,561	4.940%, 11/19/07(b)	326,745,134
50,000	5.040%, 11/20/07(b)	49,867,000
	BHP Billiton Finance, 144A
50,000	4.82%, 11/5/07(b)	49,973,222
50,000	4.85%, 11/20/07(b)	49,872,014
	Bryant Park Funding LLC, 144A
72,319	4.90%, 11/20/07(b)	72,131,975
230,437	4.82%, 11/26/07(b)	229,657,343
	Cafco LLC, 144A
120,000	5.10%, 11/5/07(b)	119,932,000
225,000	5.14%, 11/6/07(b)	224,839,375
	Ciesco LP, 144A
150,000	4.92%, 11/2/07(b)	149,978,810
25,000	5.275%, 11/7/07(b)	24,978,021
98,000	4.95%, 11/19/07(b)	97,757,450
	Citigroup Funding, Inc.
10,000	5.27%, 11/20/07(b)	9,972,186
217,000	5.50%, 12/18/07(b)	215,441,819
25,000	5.50%, 12/19/07(b)	24,816,667
172,000	4.74%, 2/6/08(b)	169,609,273
175,000	5.00%, 2/7/08 (b)	172,618,055
175,000	5.00%, 2/8/08 (b)	172,593,750
100,000	5.00%, 2/21/08 (b)	98,444,444
	ConocoPhillips, 144A
54,044	4.87%, 11/1/07(b)	54,044,000
	General Electric Capital Corp.
100,000	5.25%, 11/9/07(b)	99,883,333
125,000	5.19%, 12/3/07(b)	124,423,333
330,000	4.56%, 3/24/08(b)	323,980,800
	Greenwich Capital Holdings
100,000	5.175%, 12/4/07	99,525,625
	ING America Insurance Holdings, Inc.
50,000	5.45%, 11/27/07(b)	49,803,194
75,000	5.55%, 11/30/07(b)	74,664,688
85,000	5.00%, 12/19/07(b)	84,433,333
50,000	5.10%, 1/14/08(b)	49,475,833
30,000	5.05%, 1/15/08(b)	29,684,375
35,000	4.96%, 1/22/08(b)	34,604,578
50,000	4.70%, 1/28/08(b)	49,425,556
	JP Morgan Chase & Co.
165,000	5.04%, 2/1/08(b)	162,874,800
200,000	5.01%, 2/14/08(b)	197,077,500
	Long Lane Master Trust
34,000	4.90%, 11/19/07(b)	33,916,700
	Morgan Stanley
110,000	5.39%, 2/8/08(b)	108,349,725
140,000	5.47%, 2/22/08(b)	137,596,239
100,000	5.34%, 3/20/08(b)	97,923,333
	Nestle Capital Corp., 144A
230,000	5.195%, 2/22/08(b)	226,249,499
	NYALA Funding LLC, 144A
54,779	5.12%, 11/14/07(b)	54,677,720
81,867	5.12%, 11/15/07 (b)	81,703,994

38,823	4.90%, 11/21/07(b)	38,717,315
	Old Line Funding Corp.
71,801	4.96%, 11/9/07(b)	71,721,859
60,282	5.03%, 11/19/07(b), 144A	60,130,391
162,420	4.81%, 11/27/07(b), 144A	161,852,521
130,000	4.81%, 11/28/07(b), 144A	129,531,025
	Prudential PLC, 144A
80,000	5.10%, 12/7/07(b)	79,592,000
90,000	5.15%, 1/28/08(b)	88,867,000
120,000	5.145%, 1/31/08(b)	118,439,350
	Societe Generale N.A.
160,000	5.182%, 11/13/07(b)	159,723,627
165,000	4.785%, 2/1/08(b)	162,989,603
	Swedbank Mortgage AB
200,000	5.09%, 2/14/08(b)	197,030,833
200,000	5.135%, 2/20/08(b)	196,833,417
165,000	5.135%, 2/21/08(b)	162,364,033
10,000	5.135%, 2/22/08(b)	9,838,818
	Swiss Re Financial Product, 144A
82,000	5.20%, 1/25/08(b)	80,993,222
	Total Capital, 144A
190,000	5.39%, 12/6/07(b)	189,004,347
	Toyota Motor Credit Corp.
250,000	4.77%, 2/21/08(b)	246,290,000
	Tulip Funding Corp., 144A
270,666	4.90%, 11/6/07(b)	270,481,797
100,000	4.96%, 11/20/07(b)	99,738,222
102,430	4.96%, 11/21/07(b)	102,147,748
	UBS Finance Delaware LLC
160,000	5.115%, 12/10/07(b)	159,113,400
	Windmill Funding Corp., 144A
126,000	5.10%, 11/19/07(b)	125,678,700
50,000	5.05%, 11/20/07(b)	49,866,736
385,000	4.87%, 11/26/07(b)	383,697,952

		9,675,876,150

Loan Participations 1.5%
	Cargill Global Funding PLC
50,000	4.95%, 11/2/07	50,000,000
50,000	4.80%, 11/14/07(d)	50,000,000
94,000	4.82%, 11/28/07(d)	94,000,000
	Cargill, Inc.
40,000	4.82%, 11/29/07(d)	40,000,000
120,000	4.95%, 1/24/08(d)	120,000,000

		354,000,000

Municipal Bond 0.1%
	Massachusetts St. Health & Educational, Harvard University, F.R.W.D., Ser. GG3
23,055	4.90%, 11/1/07(c)	23,055,000

Other Corporate Obligations 35.0%
	American Express Credit Corp., M.T.N.
140,200	5.225%, 3/5/08(a)	140,203,241
	Australia & New Zealand Banking Group Ltd., M.T.N., 144A
530,000	5.639%, 7/3/08(a)	529,999,999
	Banco Espanol de Credito SA, 144A
450,000	5.199%, 8/11/08(a)	450,000,000
	Bank of Scotland PLC, M.T.N., 144A
480,000	5.092%, 9/5/08(a)	479,999,999
50,000	5.1119%, 9/8/08(a)	49,999,151
	Barclays Bank PLC/NY
50,000	5.081%, 1/3/08(a)	49,984,451
	BMW US Capital LLC, 144A
164,000	5.125%, 9/4/08(a)	163,890,290

	Caja de Ahorros y Monte de Piedad de Madrid, S.A.
153,000	5.349%, 8/12/08(a)	153,000,000
	Caterpillar Financial Services Corp., M.T.N
110,000	5.092%, 11/7/08(a)	110,000,000
	Citigroup, Inc.
3,200	3.50%, 2/1/08	3,185,387
	General Electric Capital Corp., M.T.N.
11,355	5.303%, 4/15/08(a)	11,359,746
195,000	5.56%, 5/19/08(a)	195,094,003
	Genworth Life Insurance Co.
125,000	5.171%, 8/15/08(a)(d)(e) (cost $125,000,000; date purchased 7/16/07)	125,000,000
22,000	4.973%, 8/22/08(a)(d)(e) (cost $22,000,000; date purchased 7/24/07)	22,000,000
	HSBC Finance Corp., M.T.N.
324,000	5.1319%, 9/6/08(a)	324,000,000
	HSBC USA, Inc., M.T.N.
100,000	5.091%, 8/14/08(a)	100,000,000
	ING Verzekeringen NV, M.T.N., 144A
452,000	5.096%, 9/3/08(a)	452,000,000
	Irish Life & Permanent PLC, M.T.N., 144A
218,000	5.048%, 8/20/08(a)	217,995,470
	JPMorgan Chase & Co., M.T.N.
81,000	5.154%, 1/25/08(a)	80,956,541
229,000	5.096%, 8/11/08(a)	229,000,000
340,000	5.114%, 9/2/08(a)	340,000,000
	Kommunalkredit Austria AG, 144A
96,000	5.0175%, 8/22/08(a)	96,000,000
	Merrill Lynch & Co., Inc., M.T.N.
170,000	5.175%, 8/15/08(a)	170,000,000
109,000	5.032%, 8/22/08(a)	108,847,668
15,000	5.585%, 8/22/08(a)	14,968,394
170,000	5.206%, 9/3/08(a)	170,000,000
17,550	5.101%, 10/27/08(a)	17,513,865
	Metlife Insurance Co. of Connecticut
59,000	5.559%, 2/23/08(a)(d)(e) (cost $59,000,000; date purchased 2/23/07)	59,000,000
99,000	5.175%, 7/7/08(a)(d)(e) (cost $99,000,000; date purchased 7/9/07)	99,000,000
	Metropolitan Life Insurance Co.
63,000	5.416%, 2/1/08(a)(d)(e) (cost $63,000,000; date purchased 2/1/07)	63,000,000
	Morgan Stanley
131,500	5.114%, 4/25/08(a), M.T.N.	131,535,011
177,000	4.909%, 8/26/08(a), M.T.N.	177,000,000
200,000	5.206%, 9/3/08(a), M.T.N.	200,000,000
19,000	5.216%, 9/15/08(a)	19,004,534
144,000	5.246%, 10/31/08(a), M.T.N.	144,000,000
	National Australia Bank Ltd., 144A
75,000	5.112%, 9/5/08(a)	75,005,505
	National City Bank of Cleveland, M.T.N.
95,450	5.303%, 1/10/08(a)	95,464,602
58,000	5.064%, 1/25/08(a)	58,001,975
66,000	5.172%, 2/7/08(a)	66,014,616
200,000	5.490%, 2/13/08(a)	200,013,830
15,000	5.200%, 3/25/08(a)	15,001,429
	National City Bank of Indiana, M.T.N.
32,000	5.415%, 5/6/08(a)	32,013,917
50,000	5.535%, 5/13/08(a)	50,016,460

	Nationwide Building Society, 144A
50,000	5.278%, 7/28/08(a)	50,008,171
	Nordea Bank AB, 144A
197,000	5.136%, 8/8/08(a)	197,000,000
160,000	5.112%, 9/8/08(a)	160,000,000
	Royal Bank of Scotland Group PLC, M.T.N., 144A
200,000	5.373%, 10/10/08(a)	200,000,000
	Skandinaviska Enskilda Banken AB, 144A
262,200	5.055%, 8/19/08(a)	262,200,000
	Suntrust Bank Atlanta
20,500	5.309%, 4/2/08(a)	20,510,018
	Toyota Motor Credit Corp., M.T.N.
50,000	5.169%, 5/2/08(a)	49,947,484
	US Bank N.A., M.T.N.
89,000	5.095%, 12/5/07(a)	88,997,488
45,650	5.057%, 2/8/08(a)	45,627,039
	Wal-Mart Stores, Inc.
98,000	5.594%, 6/16/08(a)	97,971,968
	Wells Fargo & Co., M.T.N.
52,000	5.764%, 3/10/08(a)	51,991,846
340,000	5.171%, 9/2/08(a)	340,000,000
	Westpac Banking Corp., M.T.N.
89,000	5.785%, 7/11/08(a)	89,000,231

		7,942,324,329

Time Deposits 1.6%
	Marshall & Ilsley Bank
200,000	4.70%, 11/1/07	200,000,000
	Regions Bank
159,942	4.625%, 11/1/07	159,942,000

		359,942,000

Repurchase Agreements 6.1%
	Barclays Capital, Inc.
399,693	4.80%, dated 10/31/07, due 11/1/07 in the amount of $399,746,292 (cost $399,693,000; the value of collateral including accrued interest was $407,686,861)(g)	399,693,000
	BNP Paribas
100,000	4.80%, dated 10/31/07, due 11/1/07 in the amount of $100,013,333 (cost $100,000,000; the value of collateral including accrued interest was $102,000,001)(g)	100,000,000
	Deutsche Bank AG
673,732	4.95%, dated 10/31/07, due 11/1/07 in the amount of $673,824,638 (cost $673,732,000; the value of collateral including accrued interest was $687,206,640)(g)	673,732,000

	Merrill Lynch & Co.
200,000	4.92%, dated 10/31/07, due 11/1/07 in the amount of $200,027,333 (cost $200,000,000; the value of collateral including accrued interest was $204,001,441)(g)	200,000,000

		1,373,425,000

	Total Investments 100.7% (amortized cost $22,845,114,544)(f)	22,845,114,544
	Liabilities in excess of other assets (0.7%)	(166,982,304)

	Net Assets 100.0%	$22,678,132,240

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

F.R.W.D.—Floating Rate (Weekly) Demand.

M.T.N.—Medium Term Note.

N.A.—National Association (National Bank).

(a)	Floating Rate Security. The interest rate shown reflects the rate in effect at October 31, 2007.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Variable rate instrument. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(d)	Indicates a security that has been deemed illiquid.
(e)	Private placement, restricted as to resale and does not have a readily available market. The aggregate cost of such securities is $368,000,000. The aggregate value of $368,000,000 is 1.6% of net assets.
(f)	The cost basis for federal income tax purposes is substantially the same as that used for financial statement purposes.
(g)	Repurchase Agreements are collateralized by U.S. Treasury or Federal agency obligations.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Money Market Series values portfolio securities at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the value shall be determined by or under the direction of the Board of Directors. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or for which the pricing service does not provide a valuation methodology, or does not present fair value, are valued at fair value in accordance with Board of Director’s approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. Short-term securities which mature in more than sixty days are valued at current market quotations. Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Repurchase Agreements: In connection with transactions in repurchase agreements with United State financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Core Investment Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date December 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date December 20, 2007

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date December 20, 2007

*	Print the name and title of each signing officer under his or her signature.